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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06591

Invesco Quality Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/15

Item 1. Schedule of Investments.

Invesco Quality Municipal Income Trust Quarterly Schedule of Portfolio Holdings November 30, 2015

invesco.com/us	MS-CE-QMINC-QTR-1 11/15	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–154.54%(a)

Alabama–1.15%

Alabaster (City of) Board of Education; Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2039	$1,130	$1,272,199
Series 2014 A, Limited Special Tax GO Wts. (INS-AGM) (b)	5.00%	09/01/2044	1,130	1,263,103
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/2030	2,100	2,379,888
Birmingham (City of) Water Works Board; Series 2011, Water RB (INS-AGM) (b)(c)	5.00%	01/01/2036	3,060	3,501,130
				8,416,320

Alaska–0.63%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/2041	4,065	4,614,507

Arizona–3.81%

Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	2,050	2,170,745
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,965	2,166,196
Arizona (State of) Transportation Board; Series 2011 A, Ref. Sub. Highway RB (c)	5.00%	07/01/2036	3,450	3,955,667
Arizona (State of); Series 2008 A, COP (d)(e)	5.00%	03/01/2018	1,995	2,176,625
Mesa (City of); Series 2013, Excise Tax RB (c)	5.00%	07/01/2032	7,600	8,531,076
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB (f)	6.50%	07/01/2034	450	501,282
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,780	2,993,837
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	1,000,110
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	2,525	2,772,324
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2020	500	568,590
Series 2014 A, Hospital RB	5.00%	08/01/2021	800	919,760
				27,756,212

California–22.62%

Alhambra Unified School District (Election of 2004); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2035	3,570	1,617,710
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2036	5,770	2,466,156
Bay Area Toll Authority (San Francisco Bay Area); Series 2007 F, Toll Bridge RB (d)(e)	5.00%	04/01/2017	1,000	1,058,810
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2026	1,390	1,061,195
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	2,680	1,630,914
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2005, Ref. RB	5.00%	11/15/2034	1,610	1,613,687
California (State of) Health Facilities Financing Authority (City of Hope); Series 2012 A, RB	5.00%	11/15/2032	3,500	3,926,125
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Series 2006 A, RB	5.25%	04/01/2039	2,000	2,021,520
California (State of) Pollution Control Finance Authority; Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2027	1,230	1,351,696
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2030	1,450	1,557,923
Series 2012, Water Furnishing RB (f)(h)	5.00%	07/01/2037	3,195	3,409,736
California (State of) Public Works Board (Various Capital); Series 2013 I, Lease RB	5.00%	11/01/2020	1,000	1,170,100
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.40%	11/01/2027	4,000	4,157,280
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/2032	8,000	8,234,480
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2044	780	824,983

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

California (State of); Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	$2,600	$2,977,390
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/2036	2,460	2,821,743
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,305	4,994,618
California Infrastructure & Economic Development Bank (The Scripps Research Institute); Series 2005 A, RB	5.00%	07/01/2029	5,000	5,016,750
California Infrastructure & Economic Development Bank; Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	3,300	4,269,771
Series 2003 A, First Lien Bay Area Toll Bridges RB (c)(d)(e)	5.00%	01/01/2028	1,700	2,199,579
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(g)	0.00%	08/01/2029	695	461,675
Dry Creek Joint Elementary School District (Election of 2008-Measure E); Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2040	4,685	1,708,994
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2041	4,965	1,734,225
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2042	5,265	1,760,563
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2043	3,460	1,107,408
Series 2009, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2044	4,825	1,477,849
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (c)	5.00%	06/01/2036	4,770	5,456,451
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	1,775	971,298
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	1,980	1,029,026
Foothill-Eastern Transportation Corridor Agency; Subseries 2014 B-2, Ref. Toll Road RB (d)	5.00%	01/15/2020	5,000	5,484,750
Golden State Tobacco Securitization Corp.; Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/2027	4,055	4,001,636
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,980	4,543,055
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,250	3,737,955
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 A, Sr. RB (c)	5.00%	05/15/2035	6,000	6,816,120
Los Angeles (City of) Department of Water & Power; Series 2012 A, Water System RB (c)	5.00%	07/01/2043	6,510	7,480,836
Menifee Union School District (Election of 2008); Series 2009 C, Unlimited Tax CAB GO Bonds (INS-AGC) (b)(g)	0.00%	08/01/2034	1,985	905,279
Moreland School District (Crossover); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS-AMBAC) (b)(g)	0.00%	08/01/2029	3,955	2,378,458
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2028	2,875	1,932,920
Patterson Joint Unified School District (Election of 2008); Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2036	4,025	1,663,814
Series 2009 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	08/01/2037	1,590	624,441
Poway Unified School District (Election of 2008 - School Facilities Improvement District No. 2007-1); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2027	4,005	2,709,062
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2031	5,000	2,825,850
Regents of the University of California; Series 2013 AI, General RB (c)	5.00%	05/15/2033	4,000	4,667,640
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	875	985,591
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/2036	6,790	7,871,783
San Francisco (City & County of) Airport Commission (San Francisco International Airport); Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2025	1,000	1,147,460
Series 2011 F, Ref. Second Series RB (h)	5.00%	05/01/2026	1,995	2,278,210
Series 2011 G, Ref. Second Series RB	5.25%	05/01/2027	5,000	5,933,300
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/2036	4,320	5,048,050
San Francisco (City & County of) Public Utilities Commission; Series 2009 A, Water RB	5.00%	11/01/2027	2,500	2,848,950
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (b)(g)	0.00%	09/01/2030	3,300	1,962,213
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	615	686,930
University of California; Series 2009 O, General RB (d)(e)	5.25%	05/15/2019	80	91,479
Series 2009 O, General RB	5.25%	05/15/2039	420	472,051

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2032	$17,570	$8,954,023
Series 2009 A, Unlimited Tax CAB GO Bonds (g)	0.00%	08/01/2033	5,725	2,787,445
				164,928,956

Colorado–2.73%

Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	4,000	4,285,440
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB (c)	5.50%	01/01/2035	3,900	4,583,085
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,200	3,598,624
Denver (City & County of); Series 2013 B, Sub. Airport System RB	5.25%	11/15/2032	5,000	5,802,650
Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (b)	5.00%	12/01/2030	1,590	1,620,035
				19,889,834

Connecticut–0.64%

Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB	5.00%	07/01/2041	4,300	4,675,734

Delaware–0.14%

New Castle (County of) (Newark Charter School, Inc.); Series 2006, RB	5.00%	09/01/2036	1,000	1,007,800

District of Columbia–3.52%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,910	1,841,068
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	575	639,406
Series 2008 A, Ref. Public Utility Sub. Lien RB (d)(e)	5.00%	10/01/2018	265	294,682
District of Columbia; Series 2006 B-1, Ballpark RB (INS-NATL) (b)	5.00%	02/01/2031	10,000	10,062,400
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2026	380	415,340
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2027	380	414,018
Series 2008 E, Unlimited Tax GO Bonds (INS-BHAC) (b)(c)	5.00%	06/01/2028	760	824,699
Series 2009 A, Sec. Income Tax RB (c)	5.25%	12/01/2027	3,040	3,491,501
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,170	6,553,712
Metropolitan Washington Airports Authority; Series 2009 B, Airport System RB (INS-BHAC) (b)	5.00%	10/01/2029	1,000	1,125,400
				25,662,226

Florida–13.60%

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,183,860
Broward (County of); Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	2,145	2,413,940
Series 2013 C, Airport System RB	5.25%	10/01/2038	2,500	2,839,625
Citizens Property Insurance Corp.; Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2019	2,950	3,312,850
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	5,110	5,937,922
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 B-2, TEMPS-70SM Continuing Care Community RB (f)	6.50%	05/15/2020	2,320	2,323,596
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,463,813
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (h)	5.13%	06/01/2027	995	1,152,150
Highlands (County of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2006 C, RB (d)(e)	5.25%	11/15/2016	100	104,602
Series 2006 C, RB	5.25%	11/15/2036	3,900	4,072,653
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	4,630	5,011,558

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	$845	$925,740
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds	6.00%	07/01/2038	3,000	3,384,870
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB (INS-AGC) (b)	5.00%	10/01/2025	2,850	3,169,912
Miami-Dade (County of) Educational Facilities Authority (University of Miami); Series 2008 A, RB (d)(e)	5.50%	04/01/2016	1,300	1,322,815
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	2,500	2,766,175
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.00%	08/01/2030	1,195	1,382,197
Miami-Dade (County of); Series 2005 A, Sub. Special Obligation RB (INS-NATL) (b)	5.00%	10/01/2030	2,995	3,192,400
Series 2012 A, Ref. Aviation RB (h)	5.00%	10/01/2028	1,000	1,136,310
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/2035	1,750	1,967,105
Orange (County of); Series 2012 B, Ref. Sales Tax RB (c)	5.00%	01/01/2031	7,855	9,076,295
Palm Beach (County of) Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB	5.00%	12/01/2031	1,125	1,255,736
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,154,723
Palm Beach (County of) Health Facilities Authority (Sinai Residences of Boca Raton); Series 2014 C, Principal Redemption RB	6.00%	06/01/2021	325	357,091
Palm Beach (County of) Solid Waste Authority; Series 2009, Improvement RB (INS-BHAC) (b)	5.50%	10/01/2023	2,700	3,119,067
Series 2011, Ref. RB (c)	5.00%	10/01/2031	3,330	3,901,661
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (c)	5.00%	08/15/2042	18,000	18,741,240
Series 2007, Hospital RB	5.00%	08/15/2042	6,000	6,247,080
St. Johns (County of) Industrial Development Authority (Glenmoor); Series 2014 A, Ref. Health Care RB (i)	1.34%	01/01/2049	3,938	1,382,693
Series 2014 B, Ref. Sub. Health Care RB	2.50%	01/01/2049	1,457	15
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.00%	07/01/2025	500	575,195
Series 2014 A, Hospital RB	5.00%	07/01/2027	500	564,620
Tampa Bay Water; Series 2001 A, Ref. & Improvement Utility System RB (INS-NATL) (b)	6.00%	10/01/2029	2,000	2,702,400
				99,141,909

Georgia–1.69%

Burke (County of) Development Authority (Georgia Power Co. Plant Vogtle); Series 1994, PCR (d)	2.20%	04/02/2019	1,000	1,023,030
Series 1994, PCR (d)	2.20%	04/02/2019	2,000	2,046,060
Burke (County of) Development Authority (Oglethorpe Power Vogtle); Series 2013 A, PCR (d)	2.40%	04/01/2020	3,200	3,242,816
Georgia (State of) Road & Tollway Authority; Series 2003, RB	5.00%	10/01/2023	6,000	6,024,060
				12,335,966

Hawaii–1.91%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2010 B, Special Purpose RB	5.75%	07/01/2040	1,630	1,833,310
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	2,000	2,305,420
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP (h)	5.00%	08/01/2020	3,055	3,496,753
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/2039	4,100	4,578,429
Series 2015 A, Airport System RB (h)	5.00%	07/01/2045	1,545	1,711,072
				13,924,984

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Idaho–0.62%

Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (d)(e)	5.25%	07/15/2018	$2,600	$2,889,380
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/2021	1,415	1,646,650
				4,536,030

Illinois–17.61%

Bourbonnais (Village of) (Olivet Nazarene University); Series 2013, Industrial Project RB	5.00%	11/01/2044	635	664,604
Series 2013, Industrial Project RB	5.50%	11/01/2042	1,000	1,082,760
Chicago (City of) (Midway Airport); Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2021	3,200	3,705,632
Series 2014 A, Ref. Second Lien RB (h)	5.00%	01/01/2041	1,125	1,210,084
Chicago (City of) (O’Hare International Airport); Series 2005 A, Third Lien General Airport RB (INS-NATL) (b)	5.25%	01/01/2026	3,000	3,012,300
Series 2015 C, RB (h)	5.00%	01/01/2046	775	840,906
Series 2015 D, RB	5.00%	01/01/2046	540	596,365
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2023	1,070	1,136,393
Series 2008, Capital Grant Receipts RB (INS-AGC) (b)	5.25%	06/01/2024	1,035	1,094,699
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/2036	8,970	9,657,281
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,380	3,633,432
Chicago (City of); Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	615	645,910
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	385	403,773
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2037	4,350	4,386,409
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	310	325,116
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	2,030	2,139,742
Series 2014, Ref. Motor Fuel Tax RB	5.00%	01/01/2029	1,000	1,021,970
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	790	842,037
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,085	3,263,344
Cook (County of) Forest Preserve District; Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2032	2,540	2,765,654
Series 2012 B, Ref. Limited Tax GO Bonds (c)	5.00%	12/15/2037	2,540	2,750,185
DeKalb County Community Unit School District No. 428; Series 2008, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	01/01/2023	1,435	1,541,750
Illinois (State of) Finance Authority (Benedictine University); Series 2013 A, RB	5.00%	10/01/2020	1,000	1,116,430
Series 2013 A, RB	5.38%	10/01/2022	1,180	1,308,325
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,300	1,403,597
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.00%	08/15/2016	830	856,917
Series 2009 B, RB	5.38%	08/15/2024	1,900	2,119,298
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2010 A, Ref. RB	6.00%	05/15/2039	2,620	3,014,127
Series 2015 A, Ref. RB	5.00%	11/15/2045	2,165	2,381,522
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.25%	08/15/2028	1,000	1,083,710
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB (d)(e)	7.25%	11/01/2018	1,460	1,721,033
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,870	2,103,002
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/2029	5,020	5,583,746
Series 2010 A, Ref. RB	6.00%	08/15/2038	2,620	2,905,999
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/2041	1,440	1,609,373
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/2052	3,390	3,796,936
Illinois (State of) Finance Authority; Series 2009, RB	6.13%	05/15/2025	105	122,790
Series 2009, RB	6.13%	05/15/2025	3,400	3,798,582

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS-AGM) (b)(g)	0.00%	12/15/2029	$2,500	$1,426,675
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Conv. CAB RB (INS-NATL) (b)(j)	5.75%	06/15/2026	8,480	9,047,566
Series 2010 A, RB	5.50%	06/15/2050	2,300	2,431,169
Series 2012 B, RB (c)	5.00%	12/15/2028	5,565	6,115,267
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. State Tax Supported RB (INS-AGM) (b)	5.00%	06/15/2027	3,500	3,943,520
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/2038	10,050	11,181,831
Illinois (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,115	1,164,250
Series 2013, Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	07/01/2029	1,960	2,143,025
Series 2014, Unlimited Tax GO Bonds	5.00%	02/01/2021	2,250	2,466,607
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2029	1,000	1,067,170
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	750	782,422
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,275	4,992,217
				128,407,452

Indiana–4.66%

Indiana (State of) Finance Authority (Clarion Health Obligated Group); Series 2006 A, Hospital RB (d)(e)	5.25%	02/15/2016	3,595	3,632,819
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,000	3,517,770
Indiana (State of) Finance Authority (I-69 Section 5); Series 2014, RB (h)	5.00%	09/01/2046	1,350	1,452,924
Series 2014, RB (h)	5.25%	09/01/2034	790	883,299
Series 2014, RB (h)	5.25%	09/01/2040	2,280	2,490,330
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing); Series 2013, Private Activity RB (h)	5.00%	07/01/2040	3,480	3,725,653
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2035	500	543,670
Series 2013 A, Private Activity RB (h)	5.00%	07/01/2048	525	556,999
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	2,690	2,802,039
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/2033	1,000	1,154,550
Indianapolis Local Public Improvement Bond Bank; Series 2011 K, RB	5.00%	06/01/2027	3,000	3,403,590
Series 2013 F, RB (c)	5.00%	02/01/2030	4,500	5,126,310
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (h)	5.88%	01/01/2024	1,500	1,722,195
Whiting (City of) (BP Products North America); Series 2014, Environmental Facilities Floating Rate RB (d)(h)(i)	0.76%	12/02/2019	3,000	2,948,730
				33,960,878

Iowa–1.32%

Iowa (State of) (IJOBS Program); Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/2025	4,795	5,375,147
Series 2009 A, Special Obligation RB (c)(k)	5.00%	06/01/2026	3,595	4,029,959
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	260	250,258
				9,655,364

Kansas–0.48%

Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,655	1,895,438
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,628,505
				3,523,943

Kentucky–2.81%

Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, Sr. RB	5.00%	07/01/2040	1,065	1,150,317
Series 2015 A, Sr. RB	5.00%	01/01/2045	895	967,441

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Kentucky–(continued)

Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, Hospital RB	6.00%	06/01/2030	$1,900	$2,161,136
Series 2010 A, Hospital RB	6.38%	06/01/2040	1,625	1,860,284
Series 2010 A, Hospital RB	6.50%	03/01/2045	2,050	2,350,099
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, Sub. Toll Revenue BAN	5.00%	07/01/2017	3,000	3,182,940
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB	5.00%	07/01/2028	1,860	2,162,176
Louisville (City of) & Jefferson (County of) Metropolitan Government (Louisville Gas & Electric Co.); Series 2005 A, PCR (d)	2.20%	08/01/2019	1,000	1,025,790
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,431,160
Warren (County of) (Bowling Green-Warren County Community Hospital Corp.); Series 2013, Ref. Hospital RB	5.00%	04/01/2035	2,000	2,190,500
				20,481,843

Louisiana–2.53%

Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (INS-AGM) (b)	5.25%	10/01/2030	2,450	2,782,514
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/2028	2,000	2,344,160
Series 2013 A, Power Project RB (INS-AGM) (b)	5.25%	06/01/2031	2,000	2,316,320
Louisiana (State of) Public Facilities Authority (Louisiana Pellets Inc.); Series 2015 A, Waste Disposal Facilities RB (h)	8.00%	07/01/2039	1,850	1,871,608
New Orleans (City of); Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2020	750	858,833
Series 2014, Ref. Water RB	5.00%	12/01/2021	1,000	1,165,400
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	2,265	2,331,478
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	770	861,761
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,465	1,656,475
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,235	1,372,888
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	770	865,349
				18,426,786

Maryland–0.93%

Baltimore (County of) (Oak Crest Village Inc. Facility); Series 2007 A, RB	5.00%	01/01/2037	2,495	2,564,087
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,435	1,576,089
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	2,440	2,663,699
				6,803,875

Massachusetts–4.55%

Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,272,426
Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/2032	2,350	2,508,766
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB (c)	5.50%	11/15/2036	9,565	10,848,527
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2009 O, RB (c)(d)(e)	5.50%	07/01/2018	3,100	3,464,095
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	5,620	6,474,746
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.75%	01/01/2036	1,225	1,441,739
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB (c)	5.00%	10/15/2035	5,325	6,160,120
				33,170,419

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Michigan–1.58%

Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	$3,400	$3,844,482
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department); Series 2014 C-1, Ref. Local Government Loan Program RB	5.00%	07/01/2044	1,130	1,205,608
Series 2014 C-6, Ref. Local Government Loan Program RB	5.00%	07/01/2033	565	618,155
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	565	627,811
Michigan (State of) Finance Authority (Midmichigan Health); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,070	2,273,502
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (b)	5.00%	11/15/2025	1,855	2,051,222
Western Michigan University; Series 2013, Ref. General RB	5.25%	11/15/2030	400	465,752
Series 2013, Ref. General RB	5.25%	11/15/2031	350	406,186
				11,492,718

Missouri–0.67%

Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	1,970	2,248,834
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.00%	05/01/2020	1,000	1,119,540
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,521,369
				4,889,743

Nebraska–1.94%

Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,061,550
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,750,050
Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/2036	4,800	5,295,024
				14,106,624

Nevada–0.98%

Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	1,500	1,673,640
Clark (County of); Series 2013 A, Ref. Jet Aviation Fuel Tax Airport System RB (h)	5.00%	07/01/2028	2,000	2,240,040
Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	6.25%	06/15/2016	1,450	1,477,159
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)(d)(e)	5.00%	06/01/2018	1,600	1,760,384
				7,151,223

New Jersey–7.33%

New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.75%	06/01/2031	1,990	2,222,452
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (h)	5.38%	01/01/2043	1,000	1,072,730
Series 2013, Private Activity RB (h)	5.50%	01/01/2026	1,000	1,163,470
Series 2013, RB (h)	5.00%	07/01/2023	1,750	2,019,202
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/2024	2,000	2,246,260
New Jersey (State of) Transportation Trust Fund Authority; Series 1999 A, Transportation System RB	5.75%	06/15/2020	5,000	5,474,700
Series 2006 C, Transportation System CAB RB (INS-AGC) (b)(g)	0.00%	12/15/2026	8,435	5,076,520
New Jersey (State of); Series 2001 H, Ref. Unlimited Tax GO Bonds	5.25%	07/01/2019	6,900	7,735,797
Passaic Valley Sewage Commissioners; Series 2003 F, Sewer System RB (INS-NATL) (b)	5.00%	12/01/2020	10,000	10,037,700
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR (h)	5.00%	12/01/2023	4,000	4,388,840
Tobacco Settlement Financing Corp.; Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	5,050	4,994,147
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	950	768,151
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2029	3,640	3,297,003
Series 2007 1A, Asset-Backed RB	5.00%	06/01/2041	3,665	2,976,933
				53,473,905

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.68%

Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/2040	$2,650	$2,920,380
New Mexico (State of) Finance Authority; Series 2008 A, Sr. Lien Public Revolving Fund RB	5.00%	06/01/2027	1,860	2,017,393
				4,937,773

New York–14.08%

Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, PILOT RB	6.25%	07/15/2040	1,740	1,976,988
Series 2009, PILOT RB	6.38%	07/15/2043	720	821,974
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,760	2,637,152
Metropolitan Transportation Authority; Series 2012 F, Ref. RB	5.00%	11/15/2024	1,500	1,788,405
Series 2013 A, RB	5.00%	11/15/2038	1,680	1,892,268
New York (City of) Municipal Water Finance Authority; Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	2,400	2,741,040
Series 2012 FF, Water & Sewer System RB (c)	5.00%	06/15/2045	1,000	1,112,020
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/2035	2,900	3,327,837
New York (City of) Transitional Finance Authority; Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2028	4,615	5,194,367
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2029	3,695	4,152,737
Subseries 2009 A-1, Future Tax Sec. RB (c)	5.00%	05/01/2030	3,695	4,129,717
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/2033	1,725	2,026,392
Subseries 2012 E-1, Future Tax Sec. RB (c)	5.00%	02/01/2037	7,155	8,077,709
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/2038	1,535	1,737,267
New York (City of) Trust for Cultural Resources (Museum of Modern Art); Series 2008 1A, Ref. RB (c)	5.00%	04/01/2026	5,635	6,246,341
Series 2008 1A, Ref. RB (c)	5.00%	04/01/2027	4,765	5,268,994
New York (City of); Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2027	5,200	5,727,904
Subseries 2008 A-1, Unlimited Tax GO Bonds (c)	5.25%	08/15/2028	5,200	5,727,904
New York (State of) Dormitory Authority (City of New York); Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (b)	5.50%	05/15/2029	1,805	2,315,508
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/2030	5,805	6,742,914
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	2,050	2,327,426
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, RB (INS-AGM) (b)	5.00%	02/15/2027	150	157,077
Series 2007 F, RB (d)(e)	5.00%	02/15/2017	1,350	1,421,779
New York (State of) Energy Research & Development Authority (Brooklyn Union Gas Co.); Series 1991 B, Gas Facilities Residual Interest RB (h)(l)	13.44%	07/01/2026	1,700	1,717,714
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB	5.00%	03/15/2025	1,310	1,457,951
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB (c)	5.00%	04/01/2029	4,860	5,600,324
Series 2013 A, Jr. General RB	5.00%	05/01/2019	2,000	2,248,280
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB (f)	5.00%	11/15/2044	4,840	4,964,291
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB (c)	5.00%	09/15/2040	5,100	5,860,257
Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	1,770	1,956,558
Onondaga Civic Development Corp. (St. Joseph’s Hospital Health Center); Series 2014 A, RB	5.00%	07/01/2025	1,250	1,343,838
				102,700,933

North Carolina–4.93%

Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP (c)	5.00%	06/01/2039	13,600	14,991,960
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	5,725	6,552,091

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB (h)	5.00%	06/30/2054	$1,115	$1,166,368
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB (d)(e)	5.00%	01/01/2019	1,525	1,711,142
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB (c)	5.00%	06/01/2042	5,110	5,712,929
North Carolina (State of) Medical Care Commission (Salemtowne); Series 2006, Ref. First Mortgage Health Care Facilities RB	5.10%	10/01/2030	1,100	1,104,939
North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2036	1,755	1,990,872
Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/2041	2,430	2,739,776
				35,970,077

Ohio–6.55%

Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	1,450	1,585,372
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)(c)	5.25%	02/15/2033	9,100	9,810,164
Buckeye Tobacco Settlement Financing Authority; Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	5,305	4,600,231
Cleveland-Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB (f)	6.50%	01/01/2034	1,000	1,071,240
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,910,380
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/2036	3,390	3,780,867
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,349,800
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	2,470	2,895,606
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS-AGM) (b)(h)	5.00%	12/31/2039	735	810,235
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 A, RB	5.70%	08/01/2020	2,000	2,184,320
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.75%	06/01/2016	3,670	3,742,299
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, Hospital Facilities RB	5.75%	11/15/2040	4,835	5,283,494
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.00%	02/15/2028	2,500	2,871,400
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/2016	930	949,641
Series 2010 C, Ref. PCR (d)	4.00%	06/03/2019	2,825	2,923,564
				47,768,613

Oklahoma–0.11%

Oklahoma (State of) Development Finance Authority (Great Plains Regional Medical Center); Series 2007, Hospital RB	5.13%	12/01/2036	815	825,546

Oregon–0.48%

Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB (d)(e)	5.25%	04/01/2019	685	778,584
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB (f)	6.38%	11/01/2033	2,465	2,702,503
				3,481,087

Pennsylvania–1.15%

Pennsylvania (State of) Turnpike Commission; Series 2012 A, Sub. RB	5.00%	12/01/2020	1,370	1,582,843
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	5.75%	12/01/2028	2,850	3,209,983
Subseries 2010 B-2, Sub. Conv. CAB RB (j)	6.00%	12/01/2034	1,750	1,958,688
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (b)	5.13%	09/01/2023	1,500	1,648,815
				8,400,329

Rhode Island–0.54%

Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	3,855	3,913,288

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–0.62%

South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	$1,400	$1,582,070
South Carolina (State of) Ports Authority; Series 2015, RB (h)	5.25%	07/01/2050	1,705	1,899,132
Series 2015, RB (h)	5.25%	07/01/2055	965	1,062,320
				4,543,522

South Dakota–0.20%

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2015, Ref. RB	5.00%	11/01/2045	1,315	1,464,489

Tennessee–0.42%

Tennessee Energy Acquisition Corp.; Series 2006 A, Gas RB	5.25%	09/01/2023	1,280	1,520,679
Series 2006 A, Gas RB	5.25%	09/01/2026	1,275	1,516,268
				3,036,947

Texas–15.30%

Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds (c)	5.00%	08/15/2034	5,105	5,784,016
Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (h)	4.85%	04/01/2021	6,000	6,056,760
Arlington (City of); Series 2009, Special Tax RB	5.00%	08/15/2028	4,000	4,345,760
Bexar (County of); Series 2009 A, Flood Control Limited Tax Ctfs. of Obligation	5.00%	06/15/2035	2,500	2,815,625
Bexar County Health Facilities Development Corp. (Army Retirement Residence); Series 2010, RB	6.20%	07/01/2045	2,225	2,505,016
Dallas-Fort Worth (Cities of) International Airport; Series 2014 A, Ref. RB (h)	5.25%	11/01/2026	2,000	2,367,900
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/2025	1,130	1,224,660
Harris (County of); Series 2007 C, Ref. Sub. Lien Toll Road Unlimited Tax GO Bonds (INS-AGM) (b)	5.25%	08/15/2031	5,395	6,961,492
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/2023	1,300	1,422,018
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (b)(g)	0.00%	09/01/2025	4,650	3,377,574
Houston (City of); Series 2009 A, Ref. Public Improvement Limited Tax GO Bonds	5.00%	03/01/2027	2,000	2,227,840
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2033	2,700	3,126,006
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/2036	4,005	4,580,559
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (b)	5.00%	04/15/2023	420	457,439
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB (f)	5.50%	08/15/2045	1,205	1,215,676
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	2,250	2,472,615
Lower Colorado River Authority; Series 2012 A, Ref. RB (d)(e)	5.00%	05/15/2022	5	6,030
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,125	2,412,853
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	1,000	1,119,510
New Hope Cultural Education Facilities Finance Corp. (Collegiate Housing - Tarleton State University); Series 2014 A, Student Housing RB	5.00%	04/01/2034	1,000	1,046,760
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2028	18,900	12,257,595
Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (b)(g)	0.00%	01/01/2031	3,740	2,105,471
SA Energy Acquisition Public Facility Corp.; Series 2007, Gas Supply RB	5.50%	08/01/2021	1,500	1,763,310
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,495	2,790,757
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2007, Retirement Facilities RB	5.13%	05/15/2037	925	932,594
Texas (State of) Transportation Commission (Central Texas Turnpike System); Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2036	3,170	1,316,469
Series 2015 B, Ref. CAB RB (g)	0.00%	08/15/2037	4,130	1,621,603

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/2025	$890	$1,001,579
Series 2009 A, Financing System RB	5.00%	05/15/2026	2,500	2,812,525
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,230	6,397,859
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2012, Gas Supply RB	5.00%	12/15/2028	4,095	4,542,747
Series 2012, Gas Supply RB	5.00%	12/15/2029	2,000	2,198,860
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,311,456
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,195	1,310,688
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	1,945	2,283,644
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (h)	7.00%	12/31/2038	1,300	1,616,914
University of Houston; Series 2008, Ref. Consolidated RB (INS-AGM) (b)(c)	5.00%	02/15/2033	9,100	9,789,871
				111,580,051

Utah–0.25%

Salt Lake City (City of) (IHC Hospitals, Inc.); Series 1991, Ref. Hospital RB (e)(l)	13.10%	05/15/2020	1,800	1,853,208

Vermont–0.35%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/2036	2,500	2,550,625

Virgin Islands–0.37%

Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	2,400	2,668,176

Virginia–3.02%

Fairfax (County of) Economic Development Authority (Goodwin House Inc.); Series 2007, Residential Care Facilities Mortgage RB	5.13%	10/01/2037	1,750	1,817,795
Fairfax (County of) Industrial Development Authority (INOVA Health System); Series 1993, Ref. RB	5.25%	08/15/2019	9,000	9,758,340
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (h)	5.50%	01/01/2042	2,930	3,237,474
Series 2012, Sr. Lien RB (h)	6.00%	01/01/2037	885	1,018,033
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (h)	5.00%	07/01/2034	3,975	4,206,623
Series 2012, Sr. Lien RB (h)	5.00%	01/01/2040	1,905	1,995,412
				22,033,677

Washington–3.79%

Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (h)	5.50%	07/01/2025	925	1,079,068
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/2041	3,000	3,233,760
Washington (State of) Health Care Facilities Authority (Providence Health); Series 2006 C, RB (INS-AGM) (b)	5.25%	10/01/2033	1,500	1,647,570
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	2,000	2,197,940
Washington (State of); Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/2029	8,420	9,508,622
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (c)	5.00%	08/01/2030	8,850	9,987,225
				27,654,185

Wisconsin–1.25%

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,500	3,780,769
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.00%	05/01/2026	1,100	1,155,460
Series 2014, RB	5.13%	05/01/2029	1,000	1,056,100
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	795	818,180

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wisconsin–(continued)

Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	$2,000	$2,276,400
				9,086,909
TOTAL INVESTMENTS(m)–154.54% (Cost $1,026,538,286)				1,126,904,686
FLOATING RATE NOTE OBLIGATIONS–(26.76)%
Notes with interest and fee rates ranging from 0.53% to 0.73% at 11/30/2015 and contractual maturities of collateral ranging from 06/01/2025 to 10/01/2052 (See Note 1D)(n)				(195,115,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(29.33)%				(213,900,000)
OTHER ASSETS LESS LIABILITIES–1.55%				11,318,961
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$729,208,647

Investment Abbreviations:

AGC	— Assured Guaranty Corp.	Jr.	— Junior
AGM	— Assured Guaranty Municipal Corp.	NATL	— National Public Finance Guarantee Corp.
AMBAC	— American Municipal Bond Assurance Corp.	PCR	— Pollution Control Revenue Bonds
BAN	— Bond Anticipation Notes	PILOT	— Payment-in-Lieu-of-Tax
BHAC	— Berkshire Hathaway Assurance Corp.	RAB	— Revenue Anticipation Bonds
CAB	— Capital Appreciation Bonds	RB	— Revenue Bonds
CEP	— Credit Enhancement Provider	Ref.	— Refunding
Conv.	— Convertible	Sec.	— Secured
COP	— Certificates of Participation	SGI	— Syncora Guarantee, Inc.
Ctfs.	— Certificates	Sr.	— Senior
FTA	— Federal Transit Administration	Sub.	— Subordinated
GO	— General Obligation	TEMPS	— Tax-Exempt Mandatory Paydown Securities
IDR	— Industrial Development Revenue Bonds	Wts.	— Warrants
INS	— Insurer

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.

(b)	Principal and/or interest payments are secured by the bond insurance company listed.

(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1D.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2015 was $19,097,943, which represented 2.62% of the Trust’s Net Assets.

(g)	Zero coupon bond issued at a discount.

(h)	Security subject to the alternative minimum tax.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2015.

(j)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $5,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(l)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the rate on the related security changes. Positions in an inverse floating rate municipal obligation have a total value of $3,570,922 which represents less than 1% of the Trust’s Net Assets.

(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	5.4%
(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2015. At November 30, 2015, the Trust’s investments with a value of $336,700,749 are held by TOB Trusts and serve as collateral for the $195,115,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2015

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily

Invesco Quality Municipal Income Trust

D.	Floating Rate Note Obligations – (continued)

marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2015, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2015 was $58,469,421 and $55,836,153, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$103,181,325
Aggregate unrealized (depreciation) of investment securities	(4,290,898)
Net unrealized appreciation of investment securities	$98,890,427
Cost of investments for tax purposes is $1,028,014,259.

Invesco Quality Municipal Income Trust

Item 2.    Controls and Procedures.

(a)	As of November 20, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 20, 2015, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Quality Municipal Income Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	January 29, 2016

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.